CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Operating Expenses:
Research and development costs	$ 5,120,840	$ 3,782,185	$ 6,129,228	$ 9,784,884
General and administrative expenses	2,858,065	3,566,952	6,155,038	5,847,442
Total Operating Expenses	7,978,905	7,349,137	12,284,266	15,632,326
Loss from Operations	(7,978,905)	(7,349,137)	(12,284,266)	(15,632,326)
Other Income (Expense):
Interest income	67,436	38,564	132,073	77,451
Changes in fair value of option and warrant liabilities – (loss) gain	(152,557)	6,999,529	2,792,974	2,667,788
Foreign currency exchange gain (loss)	47,421	(6,293)	6,446	(13,052)
Other expenses	(5,591)	(2,679)	(7,998)	(4,388)
Total Other Income (Expense)	(43,291)	7,029,121	2,923,495	2,727,799
Net Loss	(8,022,196)	(320,016)	(9,360,771)	(12,904,527)
Other Comprehensive Loss:
Foreign Currency Translation Adjustment	(27,188)	(48,577)	5,611	(93,730)
Comprehensive Loss	$ (8,049,384)	$ (368,593)	$ (9,355,160)	$ (12,998,257)
Loss per common share (basic and diluted)	$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)
Weighted average common shares (basic and diluted)	1,525,693,393	1,177,693,383	1,525,693,393	1,177,693,383